Stock-Based Compensation - Summary of Outstanding Restricted Stock Awards and Related Activity (Detail) - Restricted stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance	451	431	436
Number of shares, Granted	375	343	406
Number of shares, Vested	(253)	(252)	(360)
Number of shares, Cancelled and forfeited	(139)	(71)	(51)
Number of shares, ending balance	434	451	431
Weighted average grant date fair value, beginning balance	$ 6.44	$ 7.64	$ 9.92
Weighted average grant date fair value, Granted	2.70	6.00	7.16
Weighted average grant date fair value, Vested	5.83	7.80	9.92
Weighted average grant date fair value, Cancelled and forfeited	4.16	6.68	7.16
Weighted average grant date fair value, ending balance	$ 4.30	$ 6.44	$ 7.64